Deconsolidation of dynamic indonesia holdings limited (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 25, 2025	Feb. 10, 2025	Aug. 29, 2024	Jul. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Deconsolidation, gain loss, amount				$ 1
Purchase of the sale shares				31,240,525
Recognized gain on sale			$ 20,500,000
Sale proceeds
Net liabilities			$ 20,400,000
Repay the promissory note amount						$ 95,742	$ 221,258	$ 2,212,067
New issuance shares							$ 22,350,207
Maximum [Member]
Product Information [Line Items]
New issuance shares		$ 10,000,000
Promissory Note [Member]
Product Information [Line Items]
Repay the promissory note amount	$ 5,700,000
Contractual default interest	97,000
Subsequent Event [Member] | Maximum [Member]
Product Information [Line Items]
New issuance shares		$ 10,000,000
Subsequent Event [Member] | Promissory Note [Member]
Product Information [Line Items]
Repay the promissory note amount	5,700,000
Contractual default interest	$ 97,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | GEA Holdings Limited [Member]
Product Information [Line Items]
Concentration risk percentage							19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | TNG (Asia) Limited [Member]
Product Information [Line Items]
Concentration risk percentage							10.00%